STATUTORY RESERVES AND RESTRICTED NET ASSETS - Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	May 13, 2024 CNY (¥)	Jan. 25, 2021 CNY (¥)	Jan. 15, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Other operating income				¥ 4,689	$ 671	¥ 6,974	¥ 5,629
Loss from operations				(141,036)	(20,166)	(187,072)	(328,597)
Interest and investment income				3,555	508	6,494	4,613
Interest expense				6,571	940	10,699	4,650
Impairment of availableforsale debt securities				14,779	2,113	14,464	13,144
Change in fair value of derivative liabilities						34,378	102,419
Loss before income tax expense				(158,932)		(92,053)	(239,709)
Net Income (Loss)				(158,932)	(22,725)	(91,753)	(220,455)
Net accretion on convertible redeemable preferred shares to redemption value						290,543	9,452
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	¥ 5,940					672,170
Deemed dividend to preferred shareholders due to modifications		¥ 1,323	¥ 8,971			5,940
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited				(158,932)	$ (22,725)	283,934	(229,907)
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Gross loss				(351)
Operating expenses				(36,591)		(15,730)	(27,856)
Other operating income				3,184
Equity in loss of the Group's entities				(126,739)		(106,358)	(295,718)
Loss from operations				(160,497)		(122,088)	(323,574)
Interest and investment income				1,565		408	756
Interest expense						(23)	(56)
Impairment of availableforsale debt securities						(4,428)
Change in fair value of derivative liabilities						34,378	102,419
Loss before income tax expense				(158,932)		(91,753)	(220,455)
Net Income (Loss)				(158,932)		(91,753)	(220,455)
Net accretion on convertible redeemable preferred shares to redemption value						(290,543)	(9,452)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares						672,170
Deemed dividend to preferred shareholders due to modifications						(5,940)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited				¥ (158,932)		¥ 283,934	¥ (229,907)